Deferred Finance Charges	12 Months Ended
Dec. 31, 2018
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Deferred Finance Charges
7.	Deferred Finance Charges

Deferred finance charges amounting to $941,760 and nil as of December 31, 2017 and December 31, 2018, respectively, represent fees paid to the lenders for undrawn facilities, and are presented on the balance sheet under non-current assets.